CBOE VEST US LARGE CAP 10% BUFFER VI FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

		Shares	Fair Value
0.09%	MONEY MARKET FUND

	Federated Treasury Obligations Fund - Institutional class 2.84%*	437	$437
109.21%	PURCHASED OPTIONS

Number

90.39%

18.82%

	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL OPTIONS
S&P 500 MINI INDEX	1	$35,836	$0.01	10/20/22 $	35,825
S&P 500 MINI INDEX	1	35,836	0.01	11/17/22	35,777
S&P 500 MINI INDEX	1	35,836	0.01	12/22/22	35,714
S&P 500 MINI INDEX	1	35,836	0.01	01/19/23	35,700
S&P 500 MINI INDEX	1	35,836	0.01	02/16/23	35,655
S&P 500 MINI INDEX	1	35,836	0.01	03/16/23	35,595
S&P 500 MINI INDEX	1	35,836	0.01	04/20/23	35,562
S&P 500 MINI INDEX	1	35,836	0.01	05/18/23	35,519
S&P 500 MINI INDEX	1	35,836	0.01	06/22/23	35,469
S&P 500 MINI INDEX	1	35,836	0.01	07/20/23	35,444
S&P 500 MINI INDEX	1	35,836	0.01	08/17/23	35,401
S&P 500 MINI INDEX	1	35,836	0.01	09/21/23	35,348

TOTAL CALL OPTIONS PURCHASED					427,009
PUT OPTIONS

	S&P 500 MINI INDEX	1	35,836	453.62	10/20/22	9,481
	S&P 500 MINI INDEX	1	35,836	468.87	11/17/22	10,935
	S&P 500 MINI INDEX	1	35,836	470.99	12/22/22	11,038
	S&P 500 MINI INDEX	1	35,836	453.28	01/19/23	9,182
	S&P 500 MINI INDEX	1	35,836	447.49	02/16/23	8,560
	S&P 500 MINI INDEX	1	35,836	435.79	03/16/23	7,463
	S&P 500 MINI INDEX	1	35,836	445.95	04/20/23	8,313
	S&P 500 MINI INDEX	1	35,836	392.37	05/18/23	4,392
	S&P 500 MINI INDEX	1	35,836	379.01	06/22/23	3,797
	S&P 500 MINI INDEX	1	35,836	395.99	07/20/23	4,799
	S&P 500 MINI INDEX	1	35,836	427.40	08/17/23	6,886
	S&P 500 MINI INDEX	1	35,836	378.99	09/21/23	4,079

	TOTAL PUT OPTIONS PURCHASED					88,925
109.21%
	TOTAL PURCHASED OPTIONS					515,934
109.30%
	TOTAL INVESTMENTS					516,371
-9.30%	Liabilities, in excess of other assets					(43,941)
100.00%
	NET ASSETS					$472,430

*Effective 7 day yield as of September 30, 2022

CBOE VEST US LARGE CAP 10% BUFFER VI FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

(10.86%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(-0.18%)	CALL OPTIONS
	S&P 500 MINI INDEX	1	$(35,836)	$514.50	01/19/23 $	(0)
	S&P 500 MINI INDEX	1	(35,836)	514.40	02/16/23	(1)
	S&P 500 MINI INDEX	1	(35,836)	509.10	03/16/23	(6)
	S&P 500 MINI INDEX	1	(35,836)	524.20	04/20/23	(9)
	S&P 500 MINI INDEX	1	(35,836)	475.50	05/18/23	(93)
	S&P 500 MINI INDEX	1	(35,836)	482.10	06/22/23	(133)
	S&P 500 MINI INDEX	1	(35,836)	487.40	07/20/23	(188)
	S&P 500 MINI INDEX	1	(35,836)	516.90	08/17/23	(126)
	S&P 500 MINI INDEX	1	(35,836)	477.20	09/21/23	(291)
(-0.18%)	TOTAL CALL OPTIONS WRITTEN					(847)
(-10.68%)	PUT OPTIONS
	S&P 500 MINI INDEX	1	(35,836)	408.26	10/20/22	(4,957)
	S&P 500 MINI INDEX	1	(35,836)	421.98	11/17/22	(6,279)
	S&P 500 MINI INDEX	1	(35,836)	423.89	12/22/22	(6,431)
	S&P 500 MINI INDEX	1	(35,836)	407.95	01/19/23	(5,025)
	S&P 500 MINI INDEX	1	(35,836)	402.75	02/16/23	(4,715)
	S&P 500 MINI INDEX	1	(35,836)	392.21	03/16/23	(4,110)
	S&P 500 MINI INDEX	1	(35,836)	401.36	04/20/23	(4,799)
	S&P 500 MINI INDEX	1	(35,836)	353.13	05/18/23	(2,454)
	S&P 500 MINI INDEX	1	(35,836)	341.10	06/22/23	(2,198)
	S&P 500 MINI INDEX	1	(35,836)	356.39	07/20/23	(2,832)
	S&P 500 MINI INDEX	1	(35,836)	384.66	08/17/23	(4,163)
	S&P 500 MINI INDEX	1	(35,836)	341.09	09/21/23	(2,497)
(-10.68%)	TOTAL PUT OPTIONS WRITTEN					(50,460)
(10.86%)	TOTAL OPTIONS WRITTEN					$(51,307)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1		Level 2	Level 3

			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
MONEY MARKET FUND		437	-	-	437
PURCHASED OPTIONS			515,934	-	515,934

TOTAL INVESTMENTS		$437	$515,934	$-	$516,371

OPTIONS WRITTEN		$-	$(51,307)	$-	$(51,307)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2022.
At September 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $509,476 and the related tax-based net unrealized appreciation (depreciation) consists of:
			Gross unrealized appreciation		$45,306
			Gross unrealized depreciation		(89,718)
			Net unrealized appreciation		$(44,412)